Deferred consideration and contingent payments (Tables)	12 Months Ended
Dec. 31, 2025
Deferred consideration and contingent payments
Summary of deferred consideration and contingent payments

	2025	2024
	($)	($)
Balance – Beginning of year	12,232	13,852
Interest capitalized	574	727
Settlement in shares	(3,433)	(3,409)
Foreign exchange	(581)	1,062
Balance – End of year	8,791	12,232

Current portion	3,427	3,597
Non-current portion	5,364	8,635
	8,791	12,232